Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 85.6%
Aerospace & Defense — 1.1%
AAR Corp.	18,234	$342,799
Aerojet Rocketdyne Holdings, Inc.*	10,883	434,123
Ducommun, Inc.*	9,546	314,255
Kaman Corp.	15,191	591,993
		1,683,170
Agriculture — 1.5%
Darling Ingredients, Inc.*	54,424	1,960,897
Sanderson Farms, Inc.	1,881	221,901
		2,182,798
Airlines — 0.5%
Allegiant Travel Co.	2,819	337,716
SkyWest, Inc.	15,038	449,035
		786,751
Apparel — 1.1%
Crocs, Inc.*	12,985	554,849
Deckers Outdoor Corp.*	1,085	238,711
Wolverine World Wide, Inc.	32,416	837,629
		1,631,189
Auto Manufacturers — 0.4%
Navistar International Corp.*	9,412	409,799
Workhorse Group, Inc.*	9,962	251,839
		661,638
Auto Parts & Equipment — 1.1%
Adient PLC*	48,223	835,705
Cooper Tire & Rubber Co.	14,167	449,094
Visteon Corp.*	4,029	278,887
		1,563,686
Banks — 13.7%
Alerus Financial Corp.	6,255	122,598
Amalgamated Bank, Class A	12,348	130,642
Ameris Bancorp	38,551	878,192
Atlantic Union Bankshares Corp.	35,365	755,750
BancorpSouth Bank	43,954	851,828
Bank of Hawaii Corp.	4,229	213,649
Banner Corp.	24,600	793,596
Bryn Mawr Bank Corp.	6,004	149,319
Columbia Banking System, Inc.	37,276	889,033
Community Bank System, Inc.	19,639	1,069,540
ConnectOne Bancorp, Inc.	30,879	434,467
CVB Financial Corp.	57,717	959,834
FB Financial Corp.	26,242	659,199
First Financial Bankshares, Inc.	29,485	822,926
First Merchants Corp.	33,460	774,934
First Midwest Bancorp, Inc.	28,420	306,368
German American Bancorp, Inc.	14,901	404,413
Glacier Bancorp, Inc.	34,479	1,105,052
Great Western Bancorp, Inc.	25,551	318,110
Heritage Financial Corp.	22,415	412,212
Home BancShares, Inc.	42,830	649,303
Independent Bank Corp.	17,906	937,916
Lakeland Financial Corp.	20,984	864,541
	Number of Shares	Value†

Banks — (continued)
PacWest Bancorp	17,484	$298,627
Pinnacle Financial Partners, Inc.	14,878	529,508
Renasant Corp.	39,571	899,053
Sandy Spring Bancorp, Inc.	8,307	191,725
South State Corp.	24,434	1,176,497
The First of Long Island Corp.	6,828	101,123
Towne Bank	21,388	350,763
TriCo Bancshares	19,673	481,792
United Community Banks, Inc.	49,319	834,971
Walker & Dunlop, Inc.	13,550	718,150
		20,085,631
Biotechnology — 0.6%
Arena Pharmaceuticals, Inc.*	7,987	597,348
Emergent BioSolutions, Inc.*	2,092	216,166
		813,514
Building Materials — 1.9%
Gibraltar Industries, Inc.*	11,597	755,429
Griffon Corp.	25,343	495,202
Patrick Industries, Inc.	6,214	357,429
Summit Materials, Inc., Class A*	38,527	637,237
The AZEK Co., Inc*	13,610	473,764
		2,719,061
Chemicals — 1.1%
H.B. Fuller Co.	11,266	515,758
Quaker Chemical Corp.	1,234	221,762
Rogers Corp.*	5,584	547,567
Stepan Co.	2,427	264,543
		1,549,630
Coal — 0.2%
Warrior Met Coal, Inc.	18,493	315,860
Commercial Services — 4.1%
Aaron's, Inc.	14,518	822,445
ABM Industries, Inc.	20,394	747,644
AMN Healthcare Services, Inc.*	7,555	441,665
ASGN, Inc.*	14,056	893,399
FTI Consulting, Inc.*	2,625	278,171
Green Dot Corp., Class A*	11,347	574,272
Herc Holdings, Inc.*	11,591	459,120
HMS Holdings Corp.*	12,771	305,866
ICF International, Inc.	7,363	453,045
Laureate Education, Inc., Class A*	36,204	480,789
Rent-A-Center, Inc.	20,961	626,524
		6,082,940
Computers — 0.8%
CACI International, Inc., Class A*	1,049	223,605
Cubic Corp.	3,671	213,542
NetScout Systems, Inc.*	25,228	550,727
Vocera Communications, Inc.*	6,502	189,078
		1,176,952

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Distribution & Wholesale — 1.0%
Avient Corp.	56,997	$1,508,141
Diversified Financial Services — 2.3%
Hamilton Lane, Inc., Class A	9,484	612,571
Houlihan Lokey, Inc.	9,994	590,146
Oportun Financial Corp.*	9,394	110,755
PJT Partners, Inc., Class A	8,647	524,095
Stifel Financial Corp.	28,003	1,415,832
Virtu Financial, Inc., Class A	8,039	184,977
		3,438,376
Electric — 2.5%
ALLETE, Inc.	18,659	965,417
MGE Energy, Inc.	7,843	491,442
PNM Resources, Inc.	29,321	1,211,837
Portland General Electric Co.	29,032	1,030,636
		3,699,332
Electronics — 2.3%
Brady Corp., Class A	11,217	448,904
FARO Technologies, Inc.*	9,732	593,457
II-VI, Inc.*	9,273	376,113
Knowles Corp.*	26,252	391,155
Mesa Laboratories, Inc.	1,249	318,195
TTM Technologies, Inc.*	55,036	627,961
Watts Water Technologies, Inc., Class A	6,705	671,506
		3,427,291
Engineering & Construction — 3.6%
AECOM*	13,797	577,267
EMCOR Group, Inc.	13,237	896,277
KBR, Inc.	71,633	1,601,714
MasTec, Inc.*	21,697	915,613
TopBuild Corp.*	3,752	640,429
WillScot Mobile Mini Holdings Corp.*	36,868	614,958
		5,246,258
Entertainment — 2.5%
Caesars Entertainment, Inc.*	11,193	627,479
IMAX Corp.*	26,783	320,325
Live Nation Entertainment, Inc.*	1,414	76,186
Marriott Vacations Worldwide Corp.	11,564	1,050,127
Penn National Gaming, Inc.*	15,577	1,132,448
SeaWorld Entertainment, Inc.*	25,887	510,492
		3,717,057
Environmental Control — 0.4%
Casella Waste Systems, Inc., Class A*	9,750	544,538
Food — 2.1%
Grocery Outlet Holding Corp.*	8,026	315,582
Hostess Brands, Inc.*	45,608	562,347
Performance Food Group Co.*	39,659	1,372,994
	Number of Shares	Value†

Food — (continued)
The Simply Good Foods Co.*	17,537	$386,691
Utz Brands, Inc.	28,192	504,637
		3,142,251
Gas — 1.3%
Chesapeake Utilities Corp.	6,667	562,028
ONE Gas, Inc.	18,618	1,284,828
		1,846,856
Hand & Machine Tools — 1.2%
Colfax Corp.*	24,472	767,442
Kennametal, Inc.	35,527	1,028,151
		1,795,593
Healthcare Products — 1.9%
Avanos Medical, Inc.*	23,519	781,301
CONMED Corp.	8,082	635,811
Globus Medical, Inc., Class A*	9,326	461,823
Luminex Corp.	13,787	361,909
Merit Medical Systems, Inc.*	12,462	542,097
		2,782,941
Healthcare Services — 1.6%
Acadia Healthcare Co., Inc.*	22,695	669,049
Magellan Health, Inc.*	7,548	571,987
Syneos Health, Inc.*	11,519	612,350
Tenet Healthcare Corp.*	22,907	561,451
		2,414,837
Home Builders — 1.8%
KB Home	9,562	367,085
Meritage Homes Corp.*	15,224	1,680,577
Taylor Morrison Home Corp.*	25,303	622,201
		2,669,863
Household Products & Wares — 0.2%
Helen of Troy Ltd.*	1,526	295,312
Insurance — 5.1%
AMERISAFE, Inc.	7,938	455,324
BRP Group, Inc., Class A*	18,474	460,187
CNO Financial Group, Inc.	13,665	219,187
Enstar Group Ltd.*	4,599	742,738
Kemper Corp.	6,109	408,264
Kinsale Capital Group, Inc.	3,584	681,605
MGIC Investment Corp.	91,385	809,671
NMI Holdings, Inc., Class A*	33,867	602,833
Palomar Holdings, Inc.*	6,966	726,136
Primerica, Inc.	6,560	742,198
RLI Corp.	8,879	743,439
Selective Insurance Group, Inc.	18,399	947,365
		7,538,947
Investment Companies — 0.1%
StepStone Group, Inc., Class A*	5,376	143,055

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Iron & Steel — 0.7%
Cleveland-Cliffs, Inc.	37,293	$239,421
Commercial Metals Co.	36,835	735,963
		975,384
Leisure Time — 0.6%
BRP, Inc.	5,176	273,396
Callaway Golf Co.	18,599	355,985
Malibu Boats, Inc., Class A*	5,519	273,522
		902,903
Lodging — 0.7%
Boyd Gaming Corp.	35,194	1,080,104
Machinery — Construction & Mining — 0.5%
Astec Industries, Inc.	12,573	682,085
Machinery — Diversified — 2.4%
Cactus, Inc., Class A	25,875	496,541
Chart Industries, Inc.*	10,570	742,754
CIRCOR International, Inc.*	11,292	308,836
Columbus McKinnon Corp.	17,665	584,712
Curtiss-Wright Corp.	4,146	386,656
SPX FLOW, Inc.*	23,056	987,258
		3,506,757
Media — 0.8%
Nexstar Media Group, Inc., Class A	10,017	900,829
TEGNA, Inc.	24,602	289,073
		1,189,902
Metal Fabricate/Hardware — 1.5%
Rexnord Corp.	47,275	1,410,686
The Timken Co.	14,781	801,426
		2,212,112
Mining — 1.8%
Alcoa Corp.*	41,612	483,948
Arconic Corp.*	45,997	876,243
Coeur Mining, Inc.*	68,402	504,807
Constellium S.E.*	65,691	515,674
Sandstorm Gold Ltd.*	30,439	256,905
		2,637,577
Miscellaneous Manufacturing — 0.6%
Enerpac Tool Group Corp.	16,828	316,535
Federal Signal Corp.	18,158	531,121
		847,656
Office Furnishings — 0.2%
Herman Miller, Inc.	9,159	276,235
Oil & Gas — 1.7%
Brigham Minerals, Inc., Class A	34,937	311,638
Falcon Minerals Corp.	55,640	135,761
Noble Energy, Inc.	49,614	424,200
Parsley Energy, Inc., Class A	63,691	596,148
	Number of Shares	Value†

Oil & Gas — (continued)
Viper Energy Partners LP	71,896	$540,658
WPX Energy, Inc.*	97,232	476,437
		2,484,842
Oil & Gas Services — 0.5%
ChampionX Corp.*	83,030	663,410
Packaging and Containers — 0.4%
TriMas Corp.*	27,561	628,391
Pharmaceuticals — 0.7%
PRA Health Sciences, Inc.*	4,607	467,334
Prestige Consumer Healthcare, Inc.*	15,219	554,276
		1,021,610
Pipelines — 0.1%
Rattler Midstream LP	30,771	183,087
Real Estate — 0.3%
Kennedy-Wilson Holdings, Inc.	32,271	468,575
Retail — 5.9%
American Eagle Outfitters, Inc.	59,178	876,426
Beacon Roofing Supply, Inc.*	18,234	566,530
Big Lots, Inc.	2,063	92,010
BJ's Wholesale Club Holdings, Inc.*	8,203	340,835
BMC Stock Holdings, Inc.*	22,704	972,412
Brinker International, Inc.	21,395	913,994
Burlington Stores, Inc.*	1,028	211,861
FirstCash, Inc.	6,256	357,906
Five Below, Inc.*	4,256	540,512
Jack in the Box, Inc.	8,603	682,304
Lithia Motors, Inc., Class A	3,082	702,511
RH*	1,705	652,367
Sally Beauty Holdings, Inc.*	14,001	121,669
Sonic Automotive, Inc., Class A	13,969	560,995
Texas Roadhouse, Inc.	5,357	325,652
The Michaels Cos, Inc.*	33,877	327,082
Zumiez, Inc.*	12,306	342,353
		8,587,419
Savings & Loans — 1.8%
Brookline Bancorp, Inc.	48,617	420,294
OceanFirst Financial Corp.	39,164	536,155
Pacific Premier Bancorp, Inc.	30,439	613,042
Provident Financial Services, Inc.	19,595	239,059
Washington Federal, Inc.	36,655	764,623
		2,573,173
Semiconductors — 1.6%
Cohu, Inc.	30,602	525,742
CTS Corp.	22,329	491,908
Lattice Semiconductor Corp.*	10,702	309,930
Onto Innovation, Inc.*	20,019	596,166
Semtech Corp.*	7,401	391,957
		2,315,703

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — 1.7%
Allscripts Healthcare Solutions, Inc.*	34,217	$278,526
Bottomline Technologies, Inc.*	10,838	456,930
Cloudera, Inc.*	48,047	523,232
ManTech International Corp., Class A	7,158	493,043
Verint Systems, Inc.*	9,359	450,917
Vertex, Inc., Class A*	10,757	247,411
		2,450,059
Telecommunications — 0.7%
InterDigital, Inc.	7,284	415,625
Viavi Solutions, Inc.*	51,530	604,447
		1,020,072
Transportation — 2.0%
Air Transport Services Group, Inc.*	13,437	336,731
ArcBest Corp.	13,194	409,806
Euronav N.V.	49,934	440,917
Golar LNG Ltd.*	51,977	314,721
Hub Group, Inc., Class A*	5,527	277,428
Marten Transport Ltd.	21,344	348,334
Saia, Inc.*	6,108	770,463
		2,898,400
Water — 0.4%
SJW Group	9,455	575,431
TOTAL COMMON STOCKS (Cost $127,878,388)		125,644,355

REAL ESTATE INVESTMENT TRUSTS — 11.0%
Apartments — 0.1%
Preferred Apartment Communities, Inc., Class A	25,731	138,947
Building & Real Estate — 1.2%
PennyMac Mortgage Investment Trust	50,740	815,392
Two Harbors Investment Corp.	174,960	890,546
		1,705,938
Diversified — 0.8%
PS Business Parks, Inc.	9,509	1,163,806
Diversified Financial Services — 0.5%
KKR Real Estate Finance Trust, Inc.	47,130	779,059
Healthcare — 2.0%
Healthcare Realty Trust, Inc.	41,824	1,259,739
National Health Investors, Inc.	11,732	707,088
Physicians Realty Trust	57,744	1,034,195
		3,001,022
Hotels & Resorts — 1.3%
Park Hotels & Resorts, Inc.	46,593	465,464
Pebblebrook Hotel Trust	62,681	785,393
RLJ Lodging Trust	82,097	710,960
		1,961,817
	Number of Shares	Value†

Industrial — 1.8%
CyrusOne, Inc.	11,341	$794,210
STAG lndustrial, Inc.	59,126	1,802,752
		2,596,962
Office Property — 0.8%
Columbia Property Trust, Inc.	51,287	559,541
Hudson Pacific Properties, Inc.	26,074	571,803
		1,131,344
Real Estate — 0.5%
Safehold, Inc.	11,300	701,730
Storage & Warehousing — 1.7%
Life Storage, Inc.	10,032	1,056,069
Terreno Realty Corp.	25,288	1,384,771
		2,440,840
Strip Centers — 0.3%
Acadia Realty Trust	42,872	450,156
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $19,870,728)		16,071,621

EXCHANGE TRADED FUNDS — 0.9%
Investment Companies — 0.9%
iShares Russell 2000 Value ETF (Cost $1,385,507)	13,975	1,388,137

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $222,137)	222,137	222,137
TOTAL INVESTMENTS — 97.7% (Cost $149,356,760)		$143,326,250
Other Assets & Liabilities — 2.3%		3,417,108
TOTAL NET ASSETS — 100.0%		$146,743,358

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ETF— Exchange-Traded Fund.
LP— Limited Partnership.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.E.— Societas Europaea.

4